Borrowings - Groups borrowings excluding convertible debt (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Borrowings
2025	¥ 281,102
2026	213,200
2027	214,830
2028	251,037
2029	286,259
Thereafter	¥ 931,375